PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loss on disposal of property and equipment		$ 82,465
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Loss on disposal of property and equipment			$ 83,389	$ 30,269	$ 925
Depreciation expense			$ 107,229	$ 124,287	$ 139,896